Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,879	$ 1,528	¥ 8,085
Short term investments	1,891	266	2,032
Accounts receivable, net	23,455	3,295	36,276
Advances to suppliers	2,593	364	13,745
Other current assets	1,042	146	7,505
Total current assets	39,860	5,599	67,643
Non-current assets:
Restricted Cash, non-current	5,000	702	5,000
Property and equipment, net	6	1	6
Operating lease right of use assets	551	77	947
Intangible Assets	678	95
Goodwill	23,283	3,271	709,240
Total non-current assets	29,518	4,146	715,193
Total assets	69,378	9,745	782,836
Current liabilities:
Accounts payable	29,480	4,141	36,972
Short-term debt	32,533	4,570	32,070
Tax payable	1,553	218	1,457
Operating lease liabilities, current	199	28	349
Notes payable	668,021	93,836	1,067,633
Contingent liabilities for payable for asset acquisition	165,161	23,200	162,808
Accrued expenses and other current liabilities	51,144	7,184	33,209
Advance from customer	17	2
Total current liabilities	949,168	133,328	1,338,822
Non-current liabilities:
Operating lease liabilities, non-current	353	50	587
Total non-current liabilities	353	50	587
Total liabilities	949,521	133,378	1,339,409
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital	3,465,510	486,797	3,137,002
Accumulated deficit	(4,605,215)	(646,891)	(3,856,801)
Accumulated other comprehensive income	79,989	11,236	106,048
Total shareholders’ deficit	(880,143)	(123,633)	(556,573)
Total liabilities and shareholders’ deficit	69,378	9,745	782,836
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	174,941	24,574	52,555
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	4,632	651	4,623
Related Party
Current liabilities:
Amounts due to related parties	¥ 1,060	$ 149	¥ 4,324